Structured Entities and Derecognition of Financial Assets - Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Canada mortgage and housing corporation [member] | Mortgage backed securities [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Certain cash in transit balances related to securitization process	$ 1,148	$ 738